Loans to Customers - Schedule of Provision Expenses on Loans to Customers (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans to customers [line items]
Provision expenses on loans to customers	₸ (110,293)	₸ (76,888)	₸ (53,245)